Prepaid Expenses and Other Current Assets, Net	6 Months Ended
Sep. 30, 2024
Prepaid Expenses and Other Current Assets, Net [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

NOTE 5 — PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

	As of March 31,	As of September 30,
	2024	2024
	RMB	RMB
Advance to suppliers	433,363	451,490
Receivables from supply chain service provider	6,114	4
Other receivables	18,532	25,900
Allowance for doubtful accounts	(355)	(355)
Prepaid expenses and other current assets, net	457,654	477,039

As of March 31, 2024, other receivables consisted of deposits for leased equipment and cash advance to employees amounted to RMB2 million and RMB3.8 million. As of September 30, 2024, other receivables consisted of deposits for leased equipment and VAT accrued for purchase of raw materials amounted to RMB1.9 million and nil.